EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

15. EQUITY

Ordinary shares

On October 13, 2023, the authorized share capital of the Company was US$100,000 divided into 100,000,000 shares with a par value of US$ 0.001 per share and following the implementation of a reverse share split at a ratio of 3:1, the authorized share capital of the Company was US$100,000 divided into 33,333,333 shares with a par value of US$0.003 per share. The Company effected the reverse share split of all issued and outstanding shares of 15,020,000 shares at a ratio of 3:1. As a result of the reverse share split, the Company had 5,006,666 ordinary shares issued and outstanding. Unless indicated or the context otherwise requires, all numbers of ordinary shares in this report have been retrospectively adjusted for the reverse share split, as if such reverse share split occurred on the first day of the years presented.

On November 15, 2024, the Board approved a special share award of 300,000 shares issued to Ms. Hong Bee Yin under the approved 2022 equity incentive plan. The fair value per share was US$1.16. The award was fully vested immediately and the total fair value of US$348,000 was recognized as general and administrative expenses in the consolidated statements of income and comprehensive income (loss). As a result, the Company’s issued and outstanding ordinary shares increased from 5,006,666 to 5,306,666.

On December 2, 2025, the shares of the Company were re-designated and re-classified, resulting in 1,806,666 Class A ordinary shares and 3,500,000 Class B ordinary shares outstanding. The re-designation and re-classification did not result in any change in the total number of issued and outstanding shares or total shareholders’ equity of the Company. The Company has two classes of ordinary shares that are accounted for as permanent equity.

Voting Rights

Holders of Class A Ordinary Shares and Class B Ordinary Shares shall, at all times, vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company. Each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 20 votes on all matters subject to the vote of shareholders at general meetings of the Company.

Conversion Rights

Class B Ordinary Shares may be converted into the same number of Class A Ordinary Shares at the option of the holders thereof at any time, while Class A Ordinary Shares cannot be converted into Class B Ordinary Shares under any circumstances.

Dividend Rights

Class A Ordinary Shares and Class B Ordinary Shares rank pari passu in all respects with respect to dividend rights and distributions on a per share basis. Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to receive dividends when, as and if declared by the Board of Directors.

Treasury shares

During the financial years ended December 31, 2024 and 2025, the Company acquired 36,454 and 7,540 of its own shares at the total purchase consideration of SGD48 thousand and SGD9 thousand (US$7 thousand), respectively.